Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Bank of America Corp.12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Bacardi Ltd.05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Principal Life Global Funding II11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Goldman Sachs Group, Inc. (The)10/23/2030 4.692% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Wells Fargo & Co.10/23/2029 6.303% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Occidental Petroleum Corp.08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Morgan Stanley10/18/2030 4.654% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | JPMorgan Chase & Co.10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | HSBC Holdings PLC11/19/2030 5.286% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Gilead Sciences, Inc.03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Bank of America Corp.12/20/2028 3.419% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Bacardi Ltd.05/15/2028 4.700% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Principal Life Global Funding II11/27/2029 4.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Goldman Sachs Group, Inc. (The)10/23/2030 4.692% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Wells Fargo & Co.10/23/2029 6.303% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Occidental Petroleum Corp.08/01/2029 5.200% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Morgan Stanley10/18/2030 4.654% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | JPMorgan Chase & Co.10/15/2030 2.739% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | HSBC Holdings PLC11/19/2030 5.286% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Gilead Sciences, Inc.03/01/2026 3.650% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Variable Portfolio – Limited Duration Credit Fund - Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%